UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2009

Shares		Value
COMMON STOCKS (96.5%)

	AEROSPACE/DEFENSE (2.8%)
23,000	L-3 Communications Holdings, Inc.	$1,559,400
24,000	Lockheed Martin Corp.	1,656,720
43,000	Raytheon Co.	1,674,420
		4,890,540
	BEVERAGE - SOFT DRINK (1.9%)
42,000	Coca-Cola Co. (The)	1,845,900
29,000	PepsiCo, Inc.	1,492,920
		3,338,820
	BIOTECHNOLOGY (0.9%)
34,000	Amgen, Inc. *	1,683,680
	CABLE TV (2.9%)
133,000	Comcast Corp. Class A	1,711,710
86,000	DIRECTV Group, Inc. (The) *	1,959,940
100,000	Shaw Communications, Inc. Class B	1,515,000
		5,186,650
	CHEMICAL - DIVERSIFIED (1.1%)
23,000	Monsanto Co.	1,911,300
	CHEMICAL - SPECIALTY (2.0%)
50,000	Ecolab, Inc.	1,736,500
26,000	Praxair, Inc.	1,749,540
		3,486,040
	COMPUTER & PERIPHERALS (2.2%)
18,000	Apple, Inc. *	1,892,160
20,000	International Business Machines Corp.	1,937,800
		3,829,960
	COMPUTER SOFTWARE & SERVICES (8.4%)
66,000	Accenture Ltd. Class A	1,814,340
51,000	Automatic Data Processing, Inc.	1,793,160
100,000	CA, Inc.	1,761,000
70,000	Infosys Technologies Ltd. ADR	1,864,100
72,000	Intuit, Inc. *	1,944,000
110,000	Oracle Corp. *	1,987,700
67,000	Paychex, Inc.	1,719,890
51,000	SAP AG ADR	1,799,790
		14,683,980
	DIVERSIFIED COMPANIES (2.7%)
33,000	Danaher Corp.	1,789,260
37,000	ITT Corp.	1,423,390
35,000	United Technologies Corp.	1,504,300
		4,716,950
	DRUG (10.7%)
37,000	Allergan, Inc.	1,767,120
35,000	Biogen Idec, Inc. *	1,834,700
80,000	Bristol-Myers Squibb Co.	1,753,600
36,000	Celgene Corp. *	1,598,400
48,000	Eli Lilly & Co.	1,603,680
26,000	Genzyme Corp. *	1,544,140
40,000	Gilead Sciences, Inc. *	1,852,800

Shares		Value
60,000	Merck & Co., Inc.	$1,605,000
36,000	Novo Nordisk A/S ADR	1,727,280
61,000	Sanofi-Aventis ADR	1,703,730
40,000	Teva Pharmaceutical Industries Ltd. ADR	1,802,000
		18,792,450
	EDUCATIONAL SERVICES (1.2%)
26,000	Apollo Group, Inc. Class A *	2,036,580
	ELECTRICAL UTILITY - EAST (4.5%)
43,000	Consolidated Edison, Inc.	1,703,230
31,000	Exelon Corp.	1,407,090
36,000	FirstEnergy Corp.	1,389,600
36,000	FPL Group, Inc.	1,826,280
44,000	Progress Energy, Inc.	1,595,440
		7,921,640
	ELECTRICAL UTILITY - WEST (1.0%)
37,000	Sempra Energy	1,710,880
	ELECTRONICS (1.1%)
49,000	PG&E Corp.	1,872,780
	FINANCIAL SERVICES - DIVERSIFIED (1.0%)
95,000	H&R Block, Inc.	1,728,050
	FOOD PROCESSING (4.4%)
64,000	Archer-Daniels-Midland Co.	1,777,920
30,000	General Mills, Inc.	1,496,400
46,000	H.J. Heinz Co.	1,520,760
40,000	Kellogg Co.	1,465,200
76,000	Unilever PLC ADR	1,438,680
		7,698,960
	FOOD WHOLESALERS (0.9%)
68,000	Sysco Corp.	1,550,400
	GROCERY (1.9%)
77,000	Kroger Co. (The)	1,633,940
82,000	Safeway, Inc.	1,655,580
		3,289,520
	HOUSEHOLD PRODUCTS (1.9%)
32,000	Clorox Co. (The)	1,647,360
30,000	Colgate-Palmolive Co.	1,769,400
		3,416,760
	INDUSTRIAL SERVICES (1.0%)
38,000	C.H. Robinson Worldwide, Inc.	1,733,180
	INSURANCE - PROPERTY & CASUALTY (3.1%)
44,000	ACE Ltd.	1,777,600
43,000	Chubb Corp. (The)	1,819,760
47,000	Travelers Companies, Inc. (The)	1,910,080
		5,507,440
	INTERNET (2.1%)
24,000	Amazon.com, Inc. *	1,762,560
5,500	Google, Inc. Class A *	1,914,330
		3,676,890

1

Value Line Larger Companies Fund, Inc.

March 31, 2009

Shares		Value
	MEDICAL SERVICES (4.6%)
60,000	Aetna, Inc.	$1,459,800
32,000	Laboratory Corporation of America Holdings *	1,871,680
39,000	Quest Diagnostics, Inc.	1,851,720
68,000	UnitedHealth Group, Inc.	1,423,240
40,000	WellPoint, Inc. *	1,518,800
		8,125,240
	MEDICAL SUPPLIES (10.3%)
36,000	Abbott Laboratories	1,717,200
18,000	Alcon, Inc.	1,636,380
25,000	Bard (C.R.), Inc.	1,993,000
35,000	Baxter International, Inc.	1,792,700
26,000	Becton, Dickinson & Co.	1,748,240
31,000	Johnson & Johnson	1,630,600
43,000	McKesson Corp.	1,506,720
51,000	Medtronic, Inc.	1,502,970
52,000	St. Jude Medical, Inc. *	1,889,160
40,000	Stryker Corp.	1,361,600
44,000	Varian Medical Systems, Inc. *	1,339,360
		18,117,930
	NATURAL GAS - DISTRIBUTION (0.9%)
72,000	Enterprise Products Partners, L.P.	1,602,000
	NATURAL GAS - DIVERSIFIED (1.0%)
57,000	Southwestern Energy Co. *	1,692,330
	PHARMACY SERVICES (4.0%)
69,000	CVS Caremark Corp.	1,896,810
35,000	Express Scripts, Inc. *	1,615,950
40,000	Medco Health Solutions, Inc. *	1,653,600
69,000	Walgreen Co.	1,791,240
		6,957,600
	RAILROAD (2.5%)
25,000	Burlington Northern Santa Fe Corp.	1,503,750
44,000	Canadian National Railway Co.	1,559,800
34,000	Union Pacific Corp.	1,397,740
		4,461,290
	RESTAURANT (1.9%)
31,000	McDonald’s Corp.	1,691,670
60,000	Yum! Brands, Inc.	1,648,800
		3,340,470
	RETAIL - AUTOMOTIVE (1.1%)
12,000	AutoZone, Inc. *	1,951,440
	RETAIL - SPECIAL LINES (0.9%)
43,000	Best Buy Co., Inc.	1,632,280
	RETAIL BUILDING SUPPLY (1.0%)
54,000	Fastenal Co.	1,736,370
	RETAIL STORE (1.1%)
36,000	Wal-Mart Stores, Inc.	1,875,600

Shares		Value
	SHOE (0.9%)
34,000	NIKE, Inc. Class B	$1,594,260
	TELECOMMUNICATION SERVICES (3.0%)
60,000	American Tower Corp. Class A *	1,825,800
30,000	Telefonica S.A. ADR	1,788,600
56,000	Verizon Communications, Inc.	1,691,200
		5,305,600
	TELECOMMUNICATIONS EQUIPMENT (1.0%)
115,000	Juniper Networks, Inc. *	1,731,900
	THRIFT (0.8%)
115,000	Hudson City Bancorp, Inc.	1,344,350
	TOBACCO (1.8%)
34,000	British American Tobacco PLC ADR	1,564,000
44,000	Reynolds American, Inc.	1,576,960
		3,140,960
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.5%) (Cost $193,965,098)	169,273,070

Principal Amount		Value
SHORT-TERM INVESTMENTS (3.3%)

	U.S. TREASURY OBLIGATIONS (3.0%)
$5,300,000	United States Treasury Bill, 0.13%, 4/23/09 (1)	5,299,968
	REPURCHASE AGREEMENTS (2) (0.3%)
400,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $400,001 (collateralized by $410,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $412,560)	400,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,699,968)	5,699,968
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		357,911
NET ASSETS (3) (100%)		$175,330,949
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($175,330,949 ÷ 14,536,817 shares outstanding)		$12.06

*	Non-income producing.
(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.

 2

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)

(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)
For federal income tax purposes, the aggregate cost was $199,665,066, aggregate gross unrealized appreciation was $6,602,739, aggregate gross unrealized depreciation was $31,294,767 and the net unrealized XXpreciation was $24,692,028.

ADR	American Depositary Receipt.

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$169,273,070	—
Level 2 - Other Significant Observable Inputs	5,699,968	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$174,973,038	—

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009